Schedule of Investments (unaudited) January 31, 2021	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 1.5%
County of Jefferson Alabama Sewer Revenue, Refunding RB
Series A, Senior Lien, (AGM), 5.00%, 10/01/44	$805	$904,160
Series D, Sub Lien, 6.00%, 10/01/42	3,575	4,152,434

		5,056,594

Alaska — 0.0%
Northern Tobacco Securitization Corp., Refunding RB, Series A, 4.63%, 06/01/23	130	130,212

Arizona — 0.7%
Glendale Industrial Development Authority, RB
5.00%, 05/15/41	90	101,957
5.00%, 05/15/56	360	405,097
Industrial Development Authority of the City of Phoenix, RB, Series A, 5.00%, 07/01/46(a)	1,685	1,787,650

		2,294,704

Arkansas — 0.8%
Arkansas Development Finance Authority, RB, AMT, 4.50%, 09/01/49(a)	2,455	2,705,238

California — 5.9%
California Educational Facilities Authority, RB, Series V-1, 5.00%, 05/01/49	2,095	3,416,170
California Health Facilities Financing Authority, Refunding RB
Series A, 5.00%, 07/01/33	890	989,110
Series A, 4.00%, 04/01/45	390	453,656
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	1,475	1,649,094
California Municipal Finance Authority, RB, S/F Housing
Series A, 5.25%, 08/15/39	145	159,683
Series A, 5.25%, 08/15/49	370	397,380
California Municipal Finance Authority, Refunding RB, Series A, 5.00%, 02/01/42	225	261,662
California Pollution Control Financing Authority, RB, Series A, AMT, 5.00%, 11/21/45(a)	1,495	1,597,019
California State Public Works Board, RB, Series I, 5.00%, 11/01/38	775	872,898
City of Los Angeles Department of Airports, RB(b)
5.00%, 05/15/31	345	471,132
5.00%, 05/15/32	410	555,263
5.00%, 05/15/33	405	545,737
5.00%, 05/15/34	420	563,086
5.00%, 05/15/35	665	885,600
5.00%, 05/15/38	290	382,324
5.00%, 05/15/39	310	407,362
5.00%, 05/15/40	650	851,435
5.00%, 05/15/41	695	907,413
Golden State Tobacco Securitization Corp., Refunding RB, Series A-2, 5.00%, 06/01/47	2,745	2,855,239
San Marcos Unified School District, GO, CAB, Series B, 0.00%, 08/01/42(c)	2,000	1,285,640
Stockton Public Financing Authority, RB, Series A, 6.25%, 10/01/23(d)	360	418,586

		19,925,489

Security	Par (000)	Value

Colorado — 1.7%
Arapahoe County School District No.6 Littleton, GO, Series A, (SAW), 5.50%, 12/01/43	$1,705	$2,267,053
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	1,765	2,024,208
State of Colorado, COP, Series O, 4.00%, 03/15/44	1,275	1,504,615

		5,795,876

Connecticut — 0.2%
State of Connecticut Special Tax Revenue, RB
Series A, 4.00%, 05/01/36	330	400,019
Series A, 4.00%, 05/01/39	210	252,179

		652,198

Delaware — 0.4%
Delaware Transportation Authority, RB, 5.00%, 06/01/55	1,165	1,348,348

District of Columbia — 6.0%
District of Columbia, Refunding RB
5.00%, 04/01/35	435	522,913
5.00%, 10/01/48	2,315	2,804,229
Series A, 6.00%, 07/01/23(d)	240	273,847
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series A, 5.00%, 10/01/53	2,010	2,086,541
Series B, Subordinate, 4.00%, 10/01/49	765	869,530
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, CAB(c)
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/33	6,590	5,142,968
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/34	4,830	3,651,818
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/35	6,515	4,764,029

		20,115,875

Florida — 6.1%
Capital Projects Finance Authority, Refunding RB
Series A-1, 5.00%, 10/01/32	195	227,817
Series A-1, 5.00%, 10/01/33	215	249,329
Series A-1, 5.00%, 10/01/34	215	248,054
Series A-1, 5.00%, 10/01/35	75	86,071
Celebration Pointe Community Development District, SAB(a)
5.00%, 05/01/32	450	499,671
5.00%, 05/01/48	1,120	1,204,683
Collier County Health Facilities Authority, RB, Series A, 5.00%, 05/01/48	1,190	1,391,931
Collier County Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	1,340	1,521,155
Florida Development Finance Corp., RB
Series A, 5.00%, 06/15/40	215	246,177
Series A, 5.00%, 06/15/50	720	815,717
Series A, 5.00%, 06/15/55	435	491,889
Miami-Dade County Florida Aviation Revenue, Refunding RB
Series A, 4.00%, 10/01/37	325	397,504
Series A, 4.00%, 10/01/38	325	394,456
Series A, 4.00%, 10/01/39	240	290,383
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/21(d)	3,015	3,157,971
Palm Beach County Health Facilities Authority, RB, 5.00%, 11/15/45	3,150	3,599,064
Sarasota County Florida Utility System Revenue RB Series A, 5.00%, 10/01/45	435	575,923

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Sarasota County Florida Utility System Revenue RB (continued)
Series A, 5.00%, 10/01/50	$650	$850,512
Village Community Development District No.10, SAB, 5.13%, 05/01/43	2,100	2,191,266
Volusia County Educational Facility Authority, Refunding RB, 5.00%, 10/15/49	1,750	2,136,382

		20,575,955

Georgia — 4.8%
Development Authority for Fulton County, Refunding RB, 4.00%, 03/15/44	5,000	5,184,800
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 08/15/54	515	612,315
Georgia Housing & Finance Authority, RB, S/F Housing, Series B, 2.50%, 06/01/50	720	736,121
Glynn-Brunswick Memorial Hospital Authority, RB, 5.00%, 08/01/47	2,500	2,929,250
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/35	490	684,574
Series A, 5.00%, 05/15/36	490	690,993
Series A, 5.00%, 05/15/37	540	769,986
Series A, 5.00%, 05/15/38	295	425,192
Series A, 5.00%, 05/15/49	985	1,530,867
Municipal Electric Authority of Georgia, RB, 4.00%, 01/01/49	1,560	1,780,459
Municipal Electric Authority of Georgia, Refunding RB, Sub-Series A, 4.00%, 01/01/49	610	696,815

		16,041,372

Idaho — 0.3%
Idaho Health Facilities Authority, RB, Series 2017, 5.00%, 12/01/46	745	897,017

Illinois — 10.8%
Chicago Board of Education, GO
Series C, 5.25%, 12/01/35	1,465	1,638,617
Series D, 5.00%, 12/01/46	1,915	2,122,949
Series H, 5.00%, 12/01/36	450	533,628
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	1,460	1,730,348
Series F, 5.00%, 12/01/24	615	707,207
Series G, 5.00%, 12/01/34	450	537,660
Chicago O’Hare International Airport, Refunding RB, Series A, Senior Lien, 4.00%, 01/01/37	935	1,126,282
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/21(d)	1,050	1,094,667
City of Chicago Illinois Special Assessment Revenue, SAB, 6.75%, 12/01/32	766	768,214
City of Chicago Illinois Waterworks Revenue, Refunding RB
2nd Lien, (AGM), 5.25%, 11/01/33	260	260,954
2nd Lien, 5.00%, 11/01/42	915	977,266
Cook County Community College District No.508, GO, 5.50%, 12/01/38	805	900,352
Illinois Finance Authority, RB
Series A, 5.00%, 02/15/47	235	250,562
Series A, 5.00%, 02/15/50	130	138,206
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/45	1,290	1,665,932
Series C, 5.00%, 01/01/37	2,800	3,285,184

Security	Par (000)	Value

Illinois (continued)
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	$870	$1,014,759
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	1,340	1,481,571
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, (AGM), 0.00%, 06/15/43(c)	5,175	2,671,594
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(d)	1,140	1,162,344
Regional Transportation Authority, RB, Series A, (NPFGC), 6.70%, 11/01/21	910	925,079
State of Illinois, GO
5.00%, 02/01/39	1,540	1,698,604
Series A, 5.00%, 04/01/35	3,000	3,241,200
Series A, 5.00%, 04/01/38	3,490	3,764,558
University of Illinois, RB, Series A, 5.00%, 04/01/44	985	1,112,341
Village of Hodgkins Illinois, RB, AMT, 6.00%, 11/01/23	1,525	1,531,695

		36,341,773

Indiana — 3.0%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	790	867,096
AMT, 7.00%, 01/01/44	1,905	2,080,298
Indiana Finance Authority, RB
Series A, 1st Lien, 5.25%, 10/01/38	3,280	3,386,305
Series A, AMT, 5.00%, 07/01/44	450	483,305
Series A, AMT, 5.00%, 07/01/48	1,430	1,535,563
Series A, AMT, 5.25%, 01/01/51	405	437,031
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	1,270	1,384,465

		10,174,063

Iowa — 1.1%
Iowa Finance Authority, Refunding RB
5.88%, 12/01/26	410	423,932
Series B, 5.25%, 12/01/50(e)	2,810	3,148,099

		3,572,031

Kentucky — 1.2%
Kentucky Economic Development Finance Authority, RB, Series A, 5.25%, 01/01/23(d)	995	1,091,614
Kentucky Economic Development Finance Authority, Refunding RB, Series A, (AGM), 5.00%, 12/01/45	1,235	1,455,744
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Series C, Convertible, 6.75%, 07/01/43(f)	1,200	1,416,720

		3,964,078

Louisiana — 2.1%
Louisiana Public Facilities Authority, Refunding RB, 4.00%, 12/15/50	2,000	2,230,160
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.50%, 05/15/30	810	811,652
Series A, 5.25%, 05/15/31	870	880,153
Series A, 5.25%, 05/15/32	1,110	1,167,787
Series A, 5.25%, 05/15/33	1,205	1,267,672
Series A, 5.25%, 05/15/35	505	550,819

		6,908,243

2

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland — 0.3%
Maryland Health & Higher Educational Facilities Authority, RB
Series 2017, 5.00%, 12/01/46	$420	$513,106
Series B, (NPFGC), 7.00%, 07/01/22(g)	450	487,246

		1,000,352

Massachusetts — 1.0%
Massachusetts Development Finance Agency, Refunding RB(a)
4.00%, 10/01/32	215	233,161
4.13%, 10/01/42	470	507,412
Massachusetts Housing Finance Agency, RB, M/F Housing
Series C-1, 3.15%, 12/01/49	550	578,715
Series C-1, 3.25%, 12/01/54	2,030	2,144,147

		3,463,435

Michigan — 3.2%
City of Detroit Michigan Sewage Disposal System Revenue, Refunding RB, Series A, Senior Lien, 5.25%, 07/01/22(d)	4,425	4,745,459
Michigan Finance Authority, Refunding RB
5.00%, 12/01/48	2,000	2,503,720
Series A, 4.00%, 12/01/49	810	960,231
Michigan State University, Refunding RB, Series B, 5.00%, 02/15/48	990	1,216,680
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/48	1,070	1,289,799

		10,715,889

Minnesota — 1.4%
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	2,020	2,251,533
Series A, 5.25%, 02/15/53	2,045	2,426,699

		4,678,232

Mississippi — 3.0%
County of Lowndes Mississippi, Refunding RB, Series A, 6.80%, 04/01/22	3,000	3,220,260
State of Mississippi, RB
Series A, 5.00%, 10/15/37	1,000	1,232,940
Series A, 4.00%, 10/15/38	5,000	5,729,250

		10,182,450

Missouri — 2.9%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53	2,885	3,368,382
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
5.50%, 05/01/43	245	259,957
5.00%, 09/01/48	2,610	3,063,201
Series C, 5.00%, 11/15/47	2,570	3,111,139

		9,802,679

Security	Par (000)	Value

Nebraska — 0.7%
Central Plains Energy Project, RB
5.25%, 09/01/37	$825	$887,782
5.00%, 09/01/42	1,445	1,549,228

		2,437,010

New Hampshire(a) — 0.7%
New Hampshire Business Finance Authority, Refunding RB
Series B, 4.63%, 11/01/42	1,545	1,618,681
Series C, AMT, 4.88%, 11/01/42	805	848,156

		2,466,837

New Jersey — 16.0%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	1,675	1,797,107
5.25%, 11/01/44	1,525	1,628,258
Hudson County Improvement Authority, RB, 4.00%, 10/01/46	1,655	1,963,840
New Jersey Economic Development Authority, RB
4.00%, 11/01/38	510	584,429
4.00%, 11/01/39	405	463,024
5.00%, 06/15/49	2,295	2,804,260
Series EEE, 5.00%, 06/15/48	3,690	4,427,410
New Jersey Economic Development Authority, Refunding ARB, AMT, 5.00%, 10/01/47	1,425	1,646,032
New Jersey Economic Development Authority, Refunding SAB, 5.75%, 04/01/31	2,240	2,363,558
New Jersey Transportation Trust Fund Authority, RB
Series A, 5.50%, 06/15/21(d)	1,635	1,667,389
Series AA, 5.00%, 06/15/44	1,270	1,404,539
Series AA, 5.00%, 06/15/50	600	745,986
Series BB, 4.00%, 06/15/50	1,490	1,665,120
Series BB, 5.00%, 06/15/50	4,120	4,938,150
New Jersey Transportation Trust Fund Authority, RB, CAB, Series B, 5.25%, 06/15/36	2,460	2,505,092
New Jersey Turnpike Authority, RB
Series A, 5.00%, 07/01/22(d)	740	786,539
Series A, 4.00%, 01/01/42(b)	730	877,482
Series E, 5.00%, 01/01/45	2,615	3,033,452
State of New Jersey, GO
Series A, 4.00%, 06/01/31	560	704,234
Series A, 3.00%, 06/01/32	1,300	1,501,006
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 06/01/46	525	642,742
Sub-Series B, 5.00%, 06/01/46	13,345	15,885,754

		54,035,403

New York — 14.9%
City of New York, GO, Series C, 5.00%, 08/01/42	1,115	1,445,386
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	1,960	1,977,738
Metropolitan Transportation Authority, Refunding RB
Series C-1, 4.75%, 11/15/45	1,585	1,917,184
Series C-1, 5.00%, 11/15/50	515	633,084
Series C-1, 5.25%, 11/15/55	760	949,179

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Monroe County Industrial Development Corp., Refunding RB
4.00%, 12/01/46	$520	$588,271
Series A, 4.00%, 07/01/50	1,065	1,256,136
New York City Housing Development Corp., RB, M/F Housing, Series A, 3.00%, 11/01/55	1,055	1,093,149
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series C, 4.00%, 05/01/45	1,080	1,288,505
Sub-Series C-1, 4.00%, 05/01/40	430	519,939
Sub-Series E-1, 5.00%, 02/01/42	1,960	2,052,865
New York Counties Tobacco Trust IV, Refunding RB
Series A, 5.00%, 06/01/38	1,910	1,910,306
Series A, 6.25%, 06/01/41(a)	1,800	1,829,088
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	10,735	11,199,718
New York Liberty Development Corp., Refunding RB(a)
Series 1, Class 1, 5.00%, 11/15/44	2,860	3,103,672
Series 2, Class 2, 5.15%, 11/15/34	340	372,956
Series 2, Class 2, 5.38%, 11/15/40	850	935,170
New York State Environmental Facilities Corp., RB, Series B, Subordinate, 5.00%, 06/15/48	1,780	2,236,730
New York State Urban Development Corp., RB
Series A, 4.00%, 03/15/49	7,895	9,320,521
Series A, 3.00%, 03/15/50	1,285	1,381,195
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	350	434,927
AMT, 5.00%, 10/01/40	1,000	1,234,060
Port Authority of New York & New Jersey Refunding RB, AMT, 4.00%, 07/15/61(b)	1,105	1,274,253
Triborough Bridge & Tunnel Authority, RB
Series A, 4.00%, 11/15/54	265	312,758
Series A, 5.00%, 11/15/54	840	1,077,930

		50,344,720

North Carolina — 0.4%
North Carolina Medical Care Commission, Refunding RB, Series A, 7.75%, 03/01/21(d)	595	598,617
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	530	842,801

		1,441,418

North Dakota — 0.3%
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	950	1,154,687

Ohio — 3.1%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/37	285	344,722
Series A-2, Class 1, 4.00%, 06/01/38	285	344,112
Series A-2, Class 1, 4.00%, 06/01/39	285	343,035
Series A-2, Class 1, 4.00%, 06/01/48	755	875,536
Series B-2, Class 2, 5.00%, 06/01/55	2,735	3,187,998
County of Franklin Ohio, RB
Series 2017, 5.00%, 12/01/46	400	487,760
Series A, 6.13%, 07/01/22(d)	40	43,411
Series A, 6.13%, 07/01/40	620	661,627
Series A, 4.00%, 12/01/49	505	594,223
County of Hamilton Ohio, Refunding RB
4.00%, 08/15/50	590	689,503

Security	Par (000)	Value

Ohio (continued)
County of Hamilton Ohio, Refunding RB (continued)
Series A, 3.75%, 08/15/50	$1,040	$1,176,001
County of Montgomery Ohio, Refunding RB, 3.00%, 08/01/51(b)	605	642,752
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(a)	730	817,950
State of Ohio, RB, AMT, 5.00%, 06/30/53	275	307,362

		10,515,992

Oklahoma — 1.8%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/57	1,155	1,374,392
Oklahoma Turnpike Authority, RB
Series A, 4.00%, 01/01/48	2,050	2,336,651
Series C, 4.00%, 01/01/42	1,950	2,249,813

		5,960,856

Oregon — 1.3%
Medford Hospital Facilities Authority, Refunding RB, Series A, 4.00%, 08/15/50	1,680	1,982,148
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 27-A, AMT, 5.00%, 07/01/45	1,795	2,259,169

		4,241,317

Pennsylvania — 3.8%
Allentown Neighborhood Improvement Zone Development Authority, RB(a)
Subordinate, 5.00%, 05/01/28	205	230,703
Subordinate, 5.13%, 05/01/32	230	266,933
Subordinate, 5.38%, 05/01/42	435	499,302
Hospitals & Higher Education Facilities Authority of Philadelphia, RB, Series A, 5.63%, 07/01/42	635	659,771
Lancaster Industrial Development Authority, RB, 5.00%, 12/01/49	1,300	1,451,918
Montgomery County Higher Education and Health Authority, Refunding RB
Series A, 5.00%, 09/01/43	1,220	1,463,195
Series A, 4.00%, 09/01/49	555	613,059
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	850	978,265
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	1,035	1,099,905
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/49	2,305	2,677,419
Pennsylvania Turnpike Commission RB, 4.00%, 12/01/50	1,365	1,597,255
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	1,105	1,290,540

		12,828,265

Puerto Rico — 5.8%
Children’s Trust Fund, Refunding RB
5.50%, 05/15/39	675	692,665
5.63%, 05/15/43	690	698,383
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.00%, 07/01/33	2,430	2,561,050
Series A, Senior Lien, 5.13%, 07/01/37	695	735,331
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,843	2,062,667
Series A-1, Restructured, 5.00%, 07/01/58	6,807	7,730,438

4

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series A-2, Restructured, 4.33%, 07/01/40	$85	$93,956
Series A-2, Restructured, 4.78%, 07/01/58	2,941	3,295,861
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(c)
Series A-1, Restructured, 0.00%, 07/01/46	3,564	1,127,115
Series A-1, Restructured, 0.00%, 07/01/51	1,971	447,831

		19,445,297

Rhode Island — 2.1%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	820	952,397
Series B, 4.50%, 06/01/45	2,645	2,810,895
Series B, 5.00%, 06/01/50	2,945	3,184,193

		6,947,485

South Carolina — 5.7%
South Carolina Jobs-Economic Development Authority, Refunding RB
5.00%, 02/01/36	2,505	3,004,948
5.00%, 11/15/47	1,350	1,525,513
Series A, 5.00%, 05/01/48	3,060	3,620,102
South Carolina Public Service Authority, RB, Series A, 5.50%, 12/01/54	6,180	7,177,514
South Carolina Public Service Authority, Refunding RB
Series A, 5.00%, 12/01/50	1,430	1,669,082
Series E, 5.25%, 12/01/55	1,735	2,083,371

		19,080,530

Tennessee — 0.9%
Chattanooga Health Educational & Housing Facility Board, RB, Series A, 5.25%, 01/01/23(d)	995	1,091,704
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/44	160	182,174
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB
Series A, 5.00%, 07/01/40	690	807,086
Series A, 5.25%, 10/01/58	955	1,117,952

		3,198,916

Texas — 6.2%
Central Texas Regional Mobility Authority, RB, Series E, Senior Lien, 4.00%, 01/01/50	2,160	2,492,878
City of Houston Texas Airport System Revenue, Refunding RB, AMT, 5.00%, 07/01/29	775	818,121
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/48	1,155	1,462,461
Clifton Higher Education Finance Corp., RB, 6.00%, 08/15/43	745	829,408
Fort Bend County Industrial Development Corp., RB, Series B, 4.75%, 11/01/42	670	717,751
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 7.00%, 01/01/23(d)	455	514,168
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 08/15/46(a)	1,980	1,991,801
North Texas Tollway Authority, Refunding RB, Series A, 5.00%, 01/01/38	925	1,078,097

Security	Par (000)	Value

Texas (continued)
San Antonio Water System, Refunding RB, Series A, Junior Lien, 5.00%, 05/15/48	$1,245	$1,570,991
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/48	4,545	5,644,163
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49	1,000	1,061,740
Texas Municipal Gas Acquisition & Supply Corp. III Refunding RB(b)
5.00%, 12/15/30	475	633,997
5.00%, 12/15/32	425	583,907
Texas Transportation Commission, RB, Series A, 5.00%, 08/01/57	1,140	1,341,723

		20,741,206

Utah — 1.0%
County of Utah UT, RB
Series A, 4.00%, 05/15/43	215	258,273
Series A, 3.00%, 05/15/50	985	1,057,988
Salt Lake City Corp. Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/47	915	1,084,980
Series A, AMT, 5.00%, 07/01/48	875	1,048,845

		3,450,086

Virginia — 1.8%
Front Royal & Warren County Industrial Development Authority, RB, 4.00%, 01/01/50	1,160	1,278,772
Lexington Industrial Development Authority, RB, Series A, 5.00%, 01/01/48	820	870,660
Virginia Small Business Financing Authority, RB
AMT, Senior Lien, 5.25%, 01/01/32	1,615	1,722,898
AMT, Senior Lien, 6.00%, 01/01/37	1,940	2,088,333

		5,960,663

Washington — 1.6%
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	1,465	1,744,302
Series C, AMT, 5.00%, 04/01/40	755	868,031
Washington Health Care Facilities Authority, RB, Series A, 5.75%, 01/01/23(d)	2,290	2,535,488
Washington Health Care Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	340	384,724

		5,532,545

Total Municipal Bonds — 126.5% (Cost: $382,688,929)		426,125,336

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

California — 2.2%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/42(i)	3,056	3,556,244
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/47	3,075	3,745,190

		7,301,434

Colorado — 0.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/48(i)	2,253	2,747,636

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia — 0.6%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, (AGM), 4.00%, 10/01/53	$1,798	$2,067,638

Georgia — 1.1%
Dalton Whitfield County Joint Development Authority, RB, 4.00%, 08/15/48	1,821	2,087,148
Georgia Housing & Finance Authority, Refunding RB, Series A, 3.60%, 12/01/44	1,442	1,584,869

		3,672,017

Illinois — 1.1%
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/27(d)	6	7,029
Series C, 4.00%, 02/15/41	3,219	3,634,054

		3,641,083

Massachusetts — 3.0%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series A, 4.00%, 06/01/45	2,042	2,267,380
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/47	4,574	5,429,108
Massachusetts School Building Authority, RB, Series B, 5.00%, 10/15/21(d)	2,266	2,343,784

		10,040,272

New York — 8.8%
Hudson Yards Infrastructure Corp., RB(i)
5.75%, 02/15/21	373	374,142
5.75%, 02/15/47	230	230,161
New York Liberty Development Corp., Refunding RB, 5.75%, 11/15/51(i)	6,440	6,700,733
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	1,308	1,543,962
New York State Dormitory Authority, Refunding RB, Series D, 4.00%, 02/15/47	5,956	6,976,016
New York State Thruway Authority, Refunding RB, Series B, Subordinate, 4.00%, 01/01/50	2,884	3,336,062
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/46	6,617	7,602,273
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	2,595	3,099,338

		29,862,687

North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Series B, 5.00%, 10/01/25(d)	2,550	3,097,842

Pennsylvania — 0.9%
Pennsylvania Turnpike Commission, RB, Sub- Series A, 5.50%, 12/01/42	2,340	2,915,827

Rhode Island — 0.5%
Narragansett Bay Commission, Refunding RB, Series A, 4.00%, 09/01/22(d)	1,530	1,624,340

Texas — 5.5%
Board of Regents of the University of Texas System, Refunding RB, Series B, 5.00%, 08/15/43	1,831	1,962,624
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23(d)	2,520	2,763,457

Security	Par (000)	Value

Texas (continued)
Lower Colorado River Authority, Refunding, RB, 4.00%, 05/15/43	$2,030	$2,120,282
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Refunding RB, Series A, 5.00%, 11/01/21(d)	3,400	3,523,998
Texas Water Development Board, RB, Series A, 4.00%, 10/15/49	6,900	8,308,980

		18,679,341

Virginia — 2.4%
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 4.00%, 07/01/60(i)	2,145	2,541,718
Virginia Small Business Financing Authority, Refunding RB, Series A, 4.00%, 12/01/49	4,780	5,498,243

		8,039,961

Wisconsin — 1.9%
Wisconsin Health & Educational Facilities Authority, Refunding RB
4.00%, 12/01/46	2,833	3,156,437
4.00%, 12/15/49(i)	2,940	3,435,184

		6,591,621

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 29.7% (Cost: $92,203,225)		100,281,699

Total Long-Term Investments — 156.2% (Cost: $474,892,154)		526,407,035

	Shares

Short-Term Securities

Money Market Funds — 4.3%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(j)(k)	14,413,021	14,415,904

Total Short-Term Securities — 4.3% (Cost: $14,415,736)		14,415,904

Total Investments — 160.5% (Cost: $489,307,890)		540,822,939

Liabilities in Excess of Other Assets — (1.7)%		(5,870,084)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (17.2)%		(58,020,977)

VMTP Shares at Liquidation Value — (41.6)%		(140,000,000)

Net Assets Applicable to Common Shares — 100.0%		$336,931,878

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	When-issued security.
(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(g)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

6

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniVest Fund II, Inc. (MVT)

(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 15, 2021 to February 15, 2047, is $10,662,473.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$5,634,448	$8,780,269	(a)	$—	$2,859	$(1,672)	$14,415,904	14,413,021	$476	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$426,125,336	$—	$426,125,336
Municipal Bonds Transferred to Tender Option Bond Trusts	—	100,281,699	—	100,281,699
Short-Term Securities
Money Market Funds	14,415,904	—	—	14,415,904

	$14,415,904	$526,407,035	$—	$540,822,939

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniVest Fund II, Inc. (MVT)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(57,997,363)	$—	$(57,997,363)
VMTP Shares at Liquidation Value	—	(140,000,000)	—	(140,000,000)

	$—	$(197,997,363)	$—	$(197,997,363)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

8